Key management personnel compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 1,106	₩ 1,271	₩ 1,463
Employee benefits	24	54	33
Total	₩ 1,130	₩ 1,325	₩ 1,496